RECENT REAL ESTATE TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
RECENT REAL ESTATE TRANSACTIONS

3. RECENT REAL ESTATE TRANSACTIONS

During the nine months ended September 30, 2021, the Company disposed of the following properties:

●	Waterman Plaza, which was sold on January 28, 2021, for approximately $3.5 million and the Company recognized a loss of approximately $0.2 million.

●	Garden Gateway, which was sold on February 19, 2021, for approximately $11.2 million and the Company recognized a loss of approximately $1.4 million.

●	Highland Court, which was sold on May 20, 2021, for approximately $10.2 million and the Company recognized a loss of approximately $1.6 million.

●	Executive Office Park, which was sold on May 21, 2021, for approximately $8.1 million and the Company recognized a gain of approximately $2.5 million.

During the nine months ended September 30, 2021, the Company acquired the following properties:

On August 17, 2021, the Company, through its 61.3% owned subsidiaries NetREIT Palm Self Storage, LP and NetREIT Highland LLC, acquired a single story newly constructed 10,500 square foot building in Houston, Texas for a purchase price of approximately $4.9 million, in connection with a like-kind exchange transaction pursued under Section 1031 of the Code 1986, as amended (the “Internal Revenue Code”). The building is 100% occupied under a 15-year triple net lease.

During the nine months ended September 30, 2021, the Company acquired six model homes for approximately $2.9 million. The purchase price was paid through cash payments of approximately $0.9 million and mortgage notes of approximately $2.0 million.

During the nine months ended September 30, 2021, the Company disposed of 39 model homes for approximately $19.0 million and recognized a gain of approximately $2.9 million.

During the nine months ended September 30, 2020, the Company disposed of the following properties:

●	Centennial Tech Center, which was sold on February 5, 2020 for approximately $15.0 million and the Company recognized a loss of approximately $0.9 million.

●	Union Terrace, which was sold on March 13, 2020 for approximately $11.3 million and the Company recognized a gain of approximately $0.69 million

During the nine months ended September 30, 2020, the Company acquired 25 model homes for approximately $9.0 million. The purchase price was paid through cash payments of approximately $2.7 million and mortgage notes of approximately $6.3 million.

During the nine months ended September 30, 2020, the Company disposed of 33 model homes for approximately $12.6 million and recognized a gain of approximately $0.9 million.

3. RECENT REAL ESTATE TRANSACTIONS

During year ended December 31, 2020 we disposed of the following properties:

●	Centennial Tech Center, which was sold on February 5, 2020 for approximately $15.0 million and the Company recognized a loss of approximately $0.9 million.

●	Union Terrace, which was sold on March 13, 2020 for approximately $11.3 million and the Company recognized a gain of approximately $0.7 million.

●	One of four Executive Office Park buildings, which was sold on December 2, 2020 for approximately $2.3 million and the Company recognized a loss of approximately $78,000.

●	During the year ended December 31, 2020, we disposed of 46 model homes for approximately $18.1 million and recognized a gain of approximately $1.6 million.

During year ended December 31, 2019 we disposed of the following properties:

●	Morena Office Center, which was sold on January 15, 2019 for approximately $5.6 million and the Company recognized a gain of approximately $0.7 million.

●	Nightingale land, which was sold on May 8, 2019 for approximately $0.9 million and the Company recognized a loss of approximately $93,000.

●	On July 1, 2019, NetREIT Genesis, LLC sold a 43% tenants-in-common interest in Genesis Plaza (“TIC Interest”) for $5.6 million to a newly formed entity, NetREIT Genesis II, LLC, in which NetREIT Casa Grande LP is the sole member. NetREIT Casa Grande LP owned and sold Morena Office Center on January 15, 2020. The sale of the TIC Interest was structured as a 1031 exchange and included $2.9 million in cash and assumption of debt. The Company remains a guarantor of the debt and NetREIT Genesis, LLC and NetREIT Genesis II, LLC are jointly and severally liable for the debt securing Genesis Plaza, the financial terms and conditions of which remain materially unchanged.

●	The Presidio office building, which was sold on July 31, 2019 for approximately $12.3 million and the Company recognized a gain of approximately $4.5 million.

●	During the year ended December 31, 2019, we disposed of 41 model homes for approximately $14.6 million and recognized a gain of approximately $1.2 million.

We acquired 28 Model Home Properties and leased them back to the homebuilders under triple net leases during the year ended December 31, 2020. The purchase price for the properties was $10.2 million. The purchase price consisted of cash payments of $3.1 million and mortgage notes of $7.1 million.

We acquired 33 Model Home Properties and leased them back to the homebuilders under triple net leases during the year ended December 31, 2019. The purchase price for the properties was $13.0 million. The purchase price consisted of cash payments of $3.9 million and mortgage notes of $9.1 million.